SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		6 Months Ended	12 Months Ended
	Jul. 27, 2022 segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Number of reportable segments | segment	1		2
Number of operating segments | segment	1		2
Restricted cash			$ 1,513,000	$ 1,500,000	$ 1,487,000
Non cash goodwill impairment charges			152,018,000	5,031,000	0
Shipping and handling costs			5,900,000	8,700,000	6,600,000
Advertising expense			47,700,000	43,500,000	16,300,000
Valuation allowance			(35,126,000)	(22,471,000)
Unrecognized tax benefits			0	0
Unrecognized tax benefits, accrued interest and penalties			$ 0	0	$ 0
Minimum
Concentration Risk [Line Items]
Customer payment period			30 days
Maximum
Concentration Risk [Line Items]
Customer payment period			90 days
Obagi Medical
Concentration Risk [Line Items]
Non cash goodwill impairment charges		$ 132,100,000	$ 132,058,000	5,031,000
Milk Makeup
Concentration Risk [Line Items]
Non cash goodwill impairment charges		$ 20,000,000.0	19,960,000	0
Corporate Credit Cards
Concentration Risk [Line Items]
Restricted cash			700,000	700,000
Lease Deposits
Concentration Risk [Line Items]
Restricted cash			$ 800,000	$ 800,000
Inventory Purchases | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%	15.00%	17.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%	12.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Three
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Accounts Payable | Lender Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Accounts Payable | Lender Concentration Risk | No Vendor
Concentration Risk [Line Items]
Concentration risk, percentage				10.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%	33.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				12.00%